OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.1%
	EQUITY - 28.1%
67,400	Avantis International Small Cap Value ETF	$ 6,333,578
8,400	Avantis U.S. Small Cap Value ETF	856,632
70,600	Dimensional International Small Cap Value ETF(a)	2,682,800
53,100	Dimensional International Value ETF	2,649,690
25,800	iShares MSCI Canada ETF	1,391,394
27,700	iShares MSCI International Momentum Factor ETF	1,328,769
251,800	State Street SPDR Portfolio S&P 500 ETF	20,199,397
14,400	Vanguard FTSE Emerging Markets ETF	774,144
11,700	Vanguard Growth ETF	5,707,962
6,300	Vanguard Mid-Cap Growth ETF	1,758,582
5,700	Vanguard Small-Cap Growth ETF(a)	1,722,027
6,500	WisdomTree Japan Hedged Equity Fund	937,040
		46,342,015
	FIXED INCOME - 28.0%
93,900	Eldridge BBB-B CLO ETF(a)	2,486,472
54,000	First Trust Senior Loan ETF	2,477,520
368,200	Invesco Senior Loan ETF(a)	7,732,200
20,586	iShares CMBS ETF(a)	1,010,361
33,700	iShares Floating Rate Bond ETF	1,713,982
92,500	iShares J.P. Morgan EM High Yield Bond ETF	3,734,225
13,700	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,319,036
39,300	iShares JP Morgan EM Corporate Bond ETF	1,802,691
125,103	JPMorgan Mortgage-Backed Securities ETF	6,387,759
94,200	PIMCO Multi Sector Bond Active ETF	2,513,256
94,700	SPDR Blackstone Senior Loan ETF	3,908,269
11,600	Vanguard Intermediate-Term Corporate Bond ETF	971,500
136,800	Vanguard Total Bond Market ETF	10,132,776
		46,190,047

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,729,346)	92,532,062

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 43.5%
	ALTERNATIVE - 0.9%
86,049	DoubleLine Flexible Income Fund, Class I	$ 753,788
70,900	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	684,889
		1,438,677
	EQUITY - 0.9%
1	Kopernik Global All-Cap Fund, Class I	18
43,385	Thornburg Investment Income Builder Fund, Class I	1,439,948
		1,439,966
	FIXED INCOME - 41.7%
117	American Century High Income Fund, Class I	1,029
698	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	4,018
532	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,861
304,225	BlackRock High Yield Portfolio Fund, Institutional Class	2,196,502
131	BlackRock Strategic Income Opportunities Fund, Institutional Class	1,280
174	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,809
73,002	CrossingBridge Low Duration High Income Fund, Institutional Class	704,576
56,322	DoubleLine Low Duration Emerging Markets Fixed Income Fund, Class I	548,013
191,760	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	1,599,281
573	First Eagle Funds - First Eagle High Income Fund, Class I	4,611
252,811	Holbrook Structured Income Fund, Class I	2,472,489
662,967	JPMorgan Income Fund, Class I	5,708,147
1,450	Medalist Partners MBS Total Return Fund, Institutional Class	12,647
199	Metropolitan West Total Return Bond Fund, Class I	1,830
320	Nuveen Bond Index Fund, Institutional Class, Class I	3,134
245	Nuveen High Yield Municipal Bond Fund, Class I	3,500
123	Nuveen Preferred Securities and Income Fund, Class I	2,005
170	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	1,599
189	Nuveen Strategic Income Fund, Class I	1,891
229,644	PIMCO Emerging Markets Bond Fund, Institutional Class	2,089,762
434,850	PIMCO Global Bond Opportunities Fund U.S., Institutional Class	4,287,626
2,021,904	PIMCO Income Fund, Institutional Class, Institutional Class	22,220,725
329,933	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	3,276,230
673	PIMCO International Bond Fund Unhedged, Institutional Class	5,275
424,005	PIMCO Investment Grade Credit Bond Fund, Institutional Class	3,900,849
589,047	PIMCO Long-Term Credit Bond Fund, Institutional Class	5,242,514

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 43.5% (Continued)
	FIXED INCOME - 41.7% (Continued)
168	PIMCO Total Return Fund, Institutional Class	$ 1,488
422,516	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3,954,752
116,467	RiverPark Strategic Income Fund, Institutional Class	990,504
153	TCW Emerging Markets Income Fund, Class I	1,060
1	TCW Emerging Markets Local Currency Income Fund, Class I	9
1	TCW Securitized Bond Fund, Class I	9
827,266	Thornburg Strategic Income Fund, Class I	9,596,283
		68,838,308

	TOTAL OPEN END FUNDS (Cost $70,605,254)	71,716,951

	SHORT-TERM INVESTMENTS — 8.6%
	COLLATERAL FOR SECURITIES LOANED - 8.2%
13,634,150	First American Government Obligations Fund, Class X, 3.67%(b)(c) (Cost $13,634,150)	13,634,150

	MONEY MARKET FUNDS - 0.4%
622,198	First American Government Obligations Fund, Class X, 3.67%(c) (Cost $622,198)	622,198

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,256,348)	14,256,348

	TOTAL INVESTMENTS - 108.2% (Cost $170,590,948)	$ 178,505,361
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(13,477,054)
	NET ASSETS - 100.0%	$ 165,028,307

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Securities
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $13,198,839, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $13,634,150 at December 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.